GOODWILL (Details) $ in Millions	3 Months Ended
Mar. 31, 2017 USD ($)
Goodwill Roll Forward [Line Items]
Goodwill, balance as of January 1	$ 44,409
Goodwill Translation Adjustments	262
Goodwill acquired	355
Goodwill, balance as of December 31	45,026
Generics [Member]
Goodwill Roll Forward [Line Items]
Goodwill, balance as of January 1	32,863
Goodwill Translation Adjustments	235
Goodwill acquired	355
Goodwill, balance as of December 31	33,453
Specialty [Member]
Goodwill Roll Forward [Line Items]
Goodwill, balance as of January 1	9,323
Goodwill Translation Adjustments	22
Goodwill acquired	0
Goodwill, balance as of December 31	9,345
Other Good Will [Member]
Goodwill Roll Forward [Line Items]
Goodwill, balance as of January 1	2,223
Goodwill Translation Adjustments	5
Goodwill acquired	0
Goodwill, balance as of December 31	$ 2,228